Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 17,852	$ 14,443
Marketable securities	16,366	18,764
Accounts receivable:
Trade (net of provision for doubtful accounts of $7,379 and $6,892 as of June 30, 2012 and December 31, 2011, respectively)	18,808	19,402
Other	634	686
Fair value of embedded currency conversion derivatives	229	206
Deferred taxes	2,421	2,449
Prepaid expenses	2,911	2,223
Total current assets	59,221	58,173
Fair value of embedded currency conversion derivatives	910	591
Long-term prepaid expenses	1,855	2,043
Long- term land lease prepaid expenses	7,609	7,642
Assets held for employees severance payments	1,770	1,757
Fixed assets, at cost, less accumulated depreciation and amortization	43,930	45,495
Goodwill	3,734	3,734
Intangible assets, at cost, less accumulated amortization	456	586
Total assets	119,485	120,021
Current liabilities
Trade	9,688	11,547
Other	3,382	2,335
Fair value of embedded currency conversion derivatives	1,076	990
Deferred income	7,943	8,787
Total current liabilities	22,089	23,659
Long-term liabilities
Deferred income	8,324	7,192
Fair value of embedded currency conversion derivatives	924	980
Liability in respect of employee severance payments	1,904	1,819
Deferred taxes	1,841	1,664
Total long-term liabilities	12,993	11,655
Total liabilities	35,082	35,314
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary share NIS 0.01 par value each (20,000,000 shares authorized as of June 30, 2012 and December 31, 2011; 17,346,561 shares issued and fully paid as of June 30, 2012 and December 31, 2011)	40	40
Additional paid in capital	53,098	53,010
Retained earnings	31,155	31,727
Accumulated other comprehensive gain (loss)	110	(70)
Total shareholders' equity	84,403	84,707
Total liabilities and shareholders' equity	$ 119,485	$ 120,021